Business Combinations (Tables)	12 Months Ended
Jun. 30, 2014
Business Combinations
Summary of provisional fair value of the assets acquired at the date of acquisition
At May 23, 2014
Intangible assets	$6,400
Goodwill	3,035
Total purchase price	$9,435